Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value
Guam (0.8%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	$500,000	$516,365
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	AAA/P	3,000,000	3,033,480
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,100,000	2,179,044
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,361,230
5.00%, 10/1/34	Baa2	700,000	753,732

			7,843,851
Massachusetts (0.6%)
MA State Trans. Fund Rev. Bonds, Ser. A, 5.00%, 6/1/43	Aa1	5,000,000	6,157,700

			6,157,700
New York (96.6%)
Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,364,532
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/33	BBB+	325,000	373,484
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/32	BBB+	495,000	569,220
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/31	A	700,000	854,840
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/30	BBB+	250,000	290,008
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/30	A	350,000	428,964
Brookhaven, Local Dev. Corp. Rev. Bonds, (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,420,548
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,189,640
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,990,710
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB-	2,000,000	2,261,800
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	567,950
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,687,198
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	476,700
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	289,775
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,197,410
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,371,481
5.00%, 7/1/40	A+	3,175,000	3,725,640
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,293,831
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,133,140
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	500,000	544,015
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,888,091
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,139,810
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	514,598
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	335,869
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	145,711
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,183,083
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,948,783
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,160,000	3,278,563
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	357,129
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A3	2,250,000	2,531,003
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	642,859
5.00%, 9/1/38	Aa1	1,500,000	1,881,645
5.00%, 9/1/37	Aa1	1,000,000	1,254,700
5.00%, 9/1/36	Aa1	1,500,000	1,887,750
5.00%, 9/1/35	Aa1	1,250,000	1,577,063
Geneva, Dev. Corp. Rev. Bonds, (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,287,260
5.00%, 9/1/32	A	2,000,000	2,213,540
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	576,858
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,191,930
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,202,750
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,558,129
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,227,007
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,444,764
(Molloy College), 5.00%, 7/1/38	BBB	865,000	1,045,119
(Molloy College), 5.00%, 7/1/38	BBB	480,000	569,640
(Molloy College), 5.00%, 7/1/37	BBB	315,000	374,693
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	253,856
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	261,145
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	293,998
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	256,970
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	200,454
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	692,497
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,147,650
Hempstead, Union Free School Dist. G.O. Notes, 2.50%, 6/25/20	A-/P	7,750,000	7,807,118
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa2	1,180,000	1,254,765
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa2	1,920,000	2,053,286
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,819,914
5.25%, 10/1/35	A3	4,000,000	5,568,360
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	5,109,754
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,985,950
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,365,140
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,776,615
5.00%, 9/1/42	A3	2,000,000	2,454,840
Ser. B, 5.00%, 9/1/41	A3	5,250,000	6,313,230
Ser. A, 5.00%, 9/1/39	A3	8,800,000	10,207,648
5.00%, 9/1/37	A3	1,000,000	1,237,780
5.00%, 9/1/36	A3	1,000,000	1,244,050
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,822,965
5.00%, 9/1/35	A3	1,000,000	1,248,010
5.00%, 9/1/34	A3	1,000,000	1,252,260
5.00%, 9/1/33	A3	500,000	629,310
AGM, zero %, 6/1/28	AA	2,510,000	2,122,130
Metro. Trans. Auth. Mandatory Put Bonds (11/15/19), Ser. D-2, 4.00%, 11/15/34	A1	3,265,000	3,268,755
Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	A1	3,305,000	3,670,368
Ser. D, 5.00%, 11/15/38	A1	4,070,000	4,613,019
Ser. B, 5.00%, 11/15/33	A1	5,220,000	6,399,459
Ser. D-1, 5.00%, 11/15/33	A1	960,000	1,120,234
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.80%, 11/1/26	AA	5,095,000	5,087,816
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	7,066,696
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,290,440
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,316,550
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,515,550
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,195,360
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	720,276
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,203,040
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,378,338
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	924,176
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	3,073,410
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	971,066
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	857,408
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,146,900
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,150,880
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,733,655
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,855,744
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,159,840
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,175,355
Nassau Cnty., G.O. Bonds, Ser. C, 5.00%, 10/1/31	A+	5,000,000	6,277,250
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa1	2,050,000	2,211,192
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	A3	1,000,000	1,080,090
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,529,592
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,695,585
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa1	1,255,000	1,369,945
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,639,831
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	398,048
Niagara Area Dev. Corp. Rev. Bonds, (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,072,170
5.00%, 5/1/35	BBB+	1,670,000	1,800,911
5.00%, 5/1/30	BBB+	2,230,000	2,418,926
Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 4.75%, 11/1/42	B1	5,000,000	5,323,100
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	537,295
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,272,544
5.00%, 4/1/37	A3	1,000,000	1,231,360
5.00%, 4/1/35	A3	200,000	247,814
5.00%, 4/1/28	A3	2,560,000	2,920,243
5.00%, 4/1/27	A3	875,000	1,001,026
5.00%, 4/1/24	A3	2,000,000	2,295,660
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa1	9,440,000	11,685,398
Ser. E-1, 5.00%, 3/1/39	Aa1	5,000,000	6,235,750
Ser. B-1, 5.00%, 12/1/35	Aa1	2,000,000	2,459,960
Ser. E, 5.00%, 8/1/34	Aa1	6,360,000	7,793,035
Ser. A-1, 5.00%, 8/1/32	Aa1	5,000,000	5,380,650
Ser. A, 4.00%, 8/1/40	Aa1	10,000,000	11,663,900
NY City, VRDN
Ser. I-8, 1.45%, 4/1/36	VMIG 1	6,655,000	6,655,000
Ser. I-2, 1.43%, 3/1/40	VMIG 1	5,650,000	5,650,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (1/15/20), Ser. C, 1.625%, 5/1/49	VMIG 1	400,000	400,028
NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,171,320
(Sustainable Neighborhood Bonds), Ser. C-1-A, 1.375%, 5/1/20	AA+	1,105,000	1,105,265
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,004,890
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	Baa2	3,500,000	3,509,170
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,631,895
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	6,063,523
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,682,989
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,824,125
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,709,190
Ser. BB-1, 4.00%, 6/15/49	Aa1	15,000,000	17,332,050
Ser. AA, 4.00%, 6/15/40	Aa1	6,000,000	7,046,460
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.45%, 6/15/43	VMIG 1	10,400,000	10,400,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. A-1, 5.00%, 8/1/42	AAA	5,000,000	6,225,200
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	6,091,696
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,960,484
Ser. E-1, 5.00%, 2/1/40	AAA	5,800,000	6,944,862
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,266,572
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,796,040
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	6,077,150
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,211,220
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,352,799
Ser. E-1, 5.00%, 2/1/34	AAA	8,000,000	9,701,440
Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,868,741
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	3,182,608
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,758,920
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,330,098
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	9,623,894
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,229,225
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	4,112,485
Ser. S-3A, 5.00%, 7/15/34	Aa2	4,250,000	5,413,013
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	AA-	1,915,000	2,161,863
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	AA-	1,250,000	1,414,775
(Whitney Museum of American Art), 5.00%, 7/1/31	A+	2,000,000	2,098,920
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	851,802
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	70,000	70,104
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,250,798
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BBB	3,300,000	3,463,284
Ser. B, 5.00%, 6/1/41	BBB+	250,000	274,850
Ser. B, 5.00%, 6/1/36	A-	265,000	295,287
NY Liberty Dev. Corp. Rev. Bonds, (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46 (Prerefunded 1/15/20)	AA+	2,000,000	2,034,380
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,549,090
zero %, 11/15/50	Aa3	7,000,000	2,931,670
NY State Dorm Auth. Non-State Supported Debt Rev. Bonds, (NYU), Ser. A, 5.00%, 7/1/42	Aa2	10,485,000	13,468,612
NY State Dorm Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/37	Aa1	7,105,000	9,171,987
(Bidding Group No. 3 Bonds), Ser. B, 5.00%, 2/15/41	Aa1	9,920,000	12,168,963
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	8,934,120
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	8,280,449
Ser. E, 5.00%, 3/15/38	Aa1	10,000,000	12,655,100
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,562,340
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,236,100
(Fordham U.), Ser. A, U.S. Govt. Coll., 5.50%, 7/1/36 (Prerefunded 7/1/21)	A2	1,800,000	1,950,894
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	842,927
(North Shore Long Island Jewish Oblig. Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,005,620
(St. Joseph's College), 5.25%, 7/1/35	Ba1	2,000,000	2,030,900
(Manhattan Marymount College), 5.25%, 7/1/29	Baa2	2,000,000	2,005,780
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,028,190
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,116
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,881,450
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,290,790
(St. Francis College), 5.00%, 10/1/40	BBB+	3,000,000	3,101,820
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,263,535
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A2	1,000,000	1,144,570
(Rochester Inst. of Tech.), 5.00%, 7/1/38 (Prerefunded 7/1/22)	A1	2,000,000	2,192,820
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,646,176
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,549,930
Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,284,230
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,217,205
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,398,260
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	382,183
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A2	1,000,000	1,152,010
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,027,695
Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,297,660
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	436,187
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,973,750
(St. Francis College), 5.00%, 10/1/32	BBB+	2,360,000	2,448,240
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,055
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,335,450
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,222,060
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29 (Prerefunded 7/1/22)	Baa1	1,000,000	1,112,320
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27 (Prerefunded 7/1/22)	Baa1	1,000,000	1,112,320
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26 (Prerefunded 7/1/22)	Baa1	1,000,000	1,112,320
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,106,010
Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,176,510
Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,411,355
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	5,091,630
5.00%, 12/1/36	Baa3	700,000	831,138
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. C, 5.00%, 3/15/41	Aa1	10,000,000	10,605,500
(Group C), Ser. B, 5.00%, 2/15/41	Aa1	5,000,000	5,860,200
(Bidding Group No. 3 Bonds), Ser. B, 5.00%, 2/15/39	Aa1	3,000,000	3,700,080
(Group B), Ser. B, 5.00%, 2/15/34	Aa1	1,000,000	1,192,930
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/32	Aa1	2,905,000	3,605,134
NY State Dorm. Auth. State Supported Debt Rev. Bonds, (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,195,020
5.00%, 7/1/41	Aa2	5,250,000	5,607,000
NY State Dorm. Auth. State Supported Debt Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,500,000	6,303,715
NY State Env. Fac. Corp. Rev. Bonds, (United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,161,900
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B2	2,000,000	2,009,760
NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.), Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,735,399
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,085,550
(1 World Trade Ctr. Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	8,146,125
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,274,495
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,712,900
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69(FWC)	Baa2	11,000,000	11,446,820
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	581,914
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	17,744,858
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	1,505,000	1,574,004
NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,160,060
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,368,880
4.00%, 2/1/20	A2	12,340,000	12,357,770
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,127,600
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	1,000,000	1,119,080
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,812,625
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,425,160
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/33	Baa3	2,500,000	3,038,925
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	6,000,000	7,311,060
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,584,555
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,661,430
NY State Urban Dev. Corp. Rev. Bonds, (Clarkson Ctr.), 5.50%, 1/1/20	Aa2	375,000	380,355
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	7,787,249
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,650,556
Onondaga Cnty., Trust For Cultural Resources Rev. Bonds, (Syracuse U.), 5.00%, 12/1/36	Aa3	2,000,000	2,172,220
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.375%, 7/1/40	Baa2	3,900,000	4,016,649
5.00%, 7/1/34	Baa2	445,000	513,170
5.00%, 7/1/32	Baa2	1,635,000	1,770,885
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa3	3,000,000	3,393,060
Port Auth. of NY & NJ Rev. Bonds
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	9,211,680
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	6,085,650
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,508,772
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	3,032,050
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,353,340
Port Auth. of NY & NJ Special Oblig. Rev. Bonds
6.75%, 10/1/19	BBB-/P	600,000	612,408
6.00%, 12/1/42	Baa1	3,500,000	3,701,285
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	685,602
5.00%, 6/1/25	Ba1	230,000	264,208
5.00%, 6/1/24	Ba1	460,000	518,268
5.00%, 6/1/23	Ba1	1,125,000	1,240,459
5.00%, 6/1/22	Ba1	1,070,000	1,155,001
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,804,007
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,394,698
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.25%, 9/1/33	Baa1	1,050,000	1,135,344
Ser. A, 5.00%, 9/1/41	Baa1	1,750,000	1,870,610
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,985,720
Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds, (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,281,044
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,025,000	1,034,563
Syracuse, Indl. Dev. Agcy. Rev. Bonds (Carousel Center Co. LP)
Ser. A, 5.00%, 1/1/35	Ba2	4,275,000	4,712,204
Ser. A, 5.00%, 1/1/32	Ba2	2,750,000	3,060,118
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN, (Syracuse U.)
Ser. A-2, 1.40%, 12/1/37	VMIG 1	7,535,000	7,535,000
Ser. A-1, 1.40%, 7/1/37	VMIG 1	5,375,000	5,375,000
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41 (Prerefunded 1/1/21)	AAA/P	1,000,000	1,057,980
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,570,000	2,830,187
(Ithaca College), 5.00%, 7/1/41	A2	715,000	873,215
(Ithaca College), 5.00%, 7/1/37	A2	250,000	307,340
(Ithaca College), 5.00%, 7/1/35	A2	150,000	185,579
(Ithaca College), 5.00%, 7/1/34	A2	150,000	185,979
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 1.92%, 11/15/38	Aa3	10,000,000	10,030,600
Triborough Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,692,755
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,517,325
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,236,880
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,913,105
Ser. A, zero %, 11/15/30	A1	7,000,000	5,506,550
Triborough Bridge & Tunnel Auth. VRDN
Ser. F, 1.45%, 11/1/32	VMIG 1	9,165,000	9,165,000
Ser. B-2, 1.43%, 1/1/32	VMIG 1	1,625,000	1,625,000
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	17,320,298
Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	401,147
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,182,596
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,101,615
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,178,230
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,981,705
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,459,511
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,371,238
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,400,000	2,799,024
Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,695,198
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,632,242
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	1,745,000	1,744,808

			993,182,221
Ohio (0.9%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	8,000,000	9,436,640

			9,436,640
Puerto Rico (0.3%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	Baa2	365,000	373,267
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Baa2	635,000	657,606
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds
Class 2, zero %, 8/1/47	BBB/P	3,798,494	1,024,758
Ser. 07A, zero %, 8/1/43	BBB/P	1,120,732	815,333
Ser. 07A, zero %, 8/1/43	BBB/P	369,044	50,744

			2,921,708

Total municipal bonds and notes (cost $952,418,513)			$1,019,542,120

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$1,350,048

Total Unitized trust (cost $1,816,443)		$1,350,048

SHORT-TERM INVESTMENTS (—%)(a)
	Principal amount	Value
U.S. Treasury Bills 2.030%, 10/10/19(SEG)	$122,000	$121,749
U.S. Treasury Bills 1.988%, 11/7/19(SEG)(SEGSF)	260,000	259,087

Total short-term investments (cost $380,792)		$380,836
TOTAL INVESTMENTS

Total investments (cost $954,615,748)		$1,021,273,004

FUTURES CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Long)	17	$2,455,438	$2,455,438	Dec-19	$3,540

Unrealized appreciation					3,540

Unrealized (depreciation)					—

Total					$3,540

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$36,625,000	$662,986	(E)	$—	7/12/25	SIFMA Municipal Swap index — Quarterly	1.245% — Semiannually	$662,986
	11,000,000	951,753	(E)	—	7/12/40	1.737% — Semiannually	SIFMA Municipal Swap index — Quarterly	(951,753)

Upfront premium received				—	Unrealized appreciation			662,986

	Upfront premium (paid)			—	Unrealized (depreciation)			(951,753)

	Total			$—			Total	$(288,767)
(E)	Extended effective date.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,028,162,438.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $41,892.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $243,073.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,288,767 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.4%
	Tax bonds	17.1
	Transportation	15.2
	Utilities	13.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $288,767 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $243,073 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,019,542,120	$—
Unitized trust	—	—	1,350,048
Short-term investments	—	380,836	—

Totals by level	$—	$1,019,922,956	$1,350,048
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$3,540	$—	$—
Interest rate swap contracts	—	(288,767)	—

Totals by level	$3,540	$(288,767)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	20
OTC interest rate swap contracts (notional)	$14,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com